Note 9 - Other Payables and Accrued Expenses (Details Textual) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accrued Professional Fees, Current	[1]	¥ 3,372	¥ 45,745
Sichuan Nawang Technology Co., Ltd [Member]
Accrued Professional Fees, Current			¥ 39,725

[1]	As of December 31, 2016, included in professional fees represent an amount of RMB39,725 promotion fee of CNpad and Ehuzhu payable to Sichuan Nawang Technology Co., Ltd. The amount was settled in 2017.